CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 4,089,717	$ 5,741,549	$ 1,960,430
Accounts receivable, net	288,342	172,384	105,817
Marketable securities, held in related party	492	510	750
Deferred costs, short term	178,781	176,006	0
Prepaid expenses and other current assets	129,388	49,901	67,406
Total current assets	4,686,720	6,140,350	2,134,403
Property and equipment, net	114,387	108,007	34,994
Right of use assets	512,966	0
Deferred costs, long term	105,085	93,790	0
Intangible assets, net	1,961,787	2,061,404	2,164,463
Goodwill	700,528	700,528	700,528
Total assets	8,081,473	9,104,079	5,034,388
Current liabilities:
Accounts payable and accrued expenses	340,861	93,544	82,628
Related party payables	14,467	14,467	23,535
Derivative liabilities		0	2,984,010
Finance lease liabilities	37,404	30,172	0
Operating lease liabilities	152,352	0
Deferred rent	0	4,472	9,402
Deferred revenue	2,574,097	2,626,712	1,233,754
Total current liabilities	3,119,181	2,769,367	4,333,329
Long term liabilities:
Finance lease liabilities	55,165	51,150	0
Operating lease liabilities	371,334	0
Deferred rent	0	6,585	5,048
Deferred revenue	310,967	402,075	0
Total liabilities	3,856,647	3,229,177	4,338,377
Stockholders' equity:
Preferred stock, value
Common stock, $0.00001 par value, 50,000,000 shares authorized, 7,623,227 and 7,579,995 shares issued and outstanding as of March 31, 2019 and December 31, 2018	76	76	65
Additional paid-in capital	48,509,276	48,017,926	40,121,845
Accumulated deficit	(44,284,527)	(42,143,101)	(39,425,900)
Total stockholders' equity	4,224,826	5,874,902	696,011
Total liabilities and stockholders' equity	8,081,473	9,104,079	5,034,388
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value	$ 1	$ 1	$ 1